CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2018	$ 152	$ 727,562	$ (118,710)	$ 81,849	$ 690,853
Balance (in shares) at Dec. 31, 2018	15,237
Increase (Decrease) in Stockholders' Equity
Net income				131,253	131,253
Issuance of common stock	$ 94	53,473			53,567
Issuance of common stock (in shares)	9,418
Stock compensation	$ 2	4,239			4,241
Stock compensation (in shares)	134
Net movement in other comprehensive income			1,776		1,776
Balance at Dec. 31, 2019	$ 248	785,274	(116,934)	213,102	881,690
Balance (in shares) at Dec. 31, 2019	24,789
Increase (Decrease) in Stockholders' Equity
Net income				153,550	153,550
Repurchase of common stock	$ (44)	(31,083)			(31,127)
Repurchase of common stock (in shares)	(4,339)
Stock compensation		1,199			1,199
Stock compensation (in shares)	(1)
Net movement in other comprehensive income			30,265		30,265
Balance at Dec. 31, 2020	$ 204	755,390	(86,669)	366,652	1,035,577
Balance (in shares) at Dec. 31, 2020	20,449
Increase (Decrease) in Stockholders' Equity
Net income				1,052,841	1,052,841
Issuance of common stock		11			11
Dividends				(30,898)	(30,898)
Stock compensation	$ 3	15,275			15,278
Stock compensation (in shares)	268
Net movement in other comprehensive income			15,214		15,214
Balance at Dec. 31, 2021	$ 207	$ 770,676	$ (71,455)	$ 1,388,595	$ 2,088,023
Balance (in shares) at Dec. 31, 2021	20,717